Property, Plant and Equipment - Summary of Property, Plant and Equipment by Country (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	€ 111,086	€ 115,190	€ 121,705
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	61,271	64,117
Romania [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	23,406	24,157
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	17,830	16,440
Brazil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	4,552	5,009
China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	2,562	4,908
Europe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,463	555
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	€ 2	€ 4